PFM Multi-Manager Series Trust

213 Market Street

Harrisburg, Pennsylvania 17101-2141

January 3, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	PFM Multi-Manager Series Trust (the “Registrant”)

File Nos.: 333-220096 and 811-23282

Dear Sir or Madam:

On behalf of the Registrant, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), transmitted herewith for filing is an interactive data file in the manner provided by Rule 405(b)(2) of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file is based on the disclosure regarding changes to the principal investment strategies that was included in the supplement to the prospectus dated January 28, 2019, relating to the PFM Multi-Manager Domestic Equity Fund, PFM Multi-Manager International Equity Fund and PFM Multi-Manager Fixed-Income Fund, each a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on December 13, 2019 (Accession No. 0001137439-19-000553) pursuant to Rule 497(e) under the 1933 Act.

If you have any questions, please contact me at (215) 557-1226.

Very truly yours,

/s/ Marc Ammaturo

Marc Ammaturo

Secretary of the Trust